Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Fixed Assets, Estimated Useful Life

Estimated useful life
Office building	36-47 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Building improvements	10 years
Office furniture	5 years
Vehicles	4-10 years
Computer equipment (including servers)	4 years

Intangible Assets, Estimated Useful Lives

Estimated useful life
Operating rights for licensed games	Contract terms
Computer software	1-5 years
Developed technologies	3-5 years
Trademarks and domain names	5-30 years
Cinema advertising slot rights	Contract terms